Charter arrangements (Tables)	12 Months Ended
Dec. 31, 2017
Charter arrangements (Tables) [Abstract]
Shipping revenues
The below table details the Company's shipping revenues:

(Dollars in thousands)	2017	2016	2015
Time charter revenues	$100,310	$118,997	$122,882
Voyage charter revenues	254,742	234,646	241,679
Other shipping revenues	-	2,366	553
Shipping revenues	$355,052	$356,010	$365,114

Vessel employment
The following summarizes the Company's vessel employment as of December 31, 2017:

Vessel	Type of Employment	Expiry
VLCC
DHT Amazon	Time Charter	Q4 2018
DHT Bauhinia	Spot
DHT China	Time Charter	Q2 2021
DHT Condor	Spot
DHT Edelweiss	Spot
DHT Europe	Time Charter	Q1 2019
DHT Falcon	Spot
DHT Hawk	Spot
DHT Jaguar	Spot
DHT Lake	Spot
DHT Leopard	Spot
DHT Lion	Spot
DHT Lotus	Spot
DHT Opal	Spot
DHT Panther	Spot
DHT Peony	Time Charter	Q4 2018
DHT Puma	Spot
DHT Raven	Spot
DHT Redwood	Time Charter	Q1 2018
DHT Scandinavia	Spot
DHT Sundarbans	Spot
DHT Taiga	Spot
DHT Tiger	Spot
DHT Utik	Spot
Aframax
DHT Cathy	Time Charter	Q2 2018
DHT Sophie	Spot

Future charter payments
The future revenues expected to be received from the time charters (not including any potential profit sharing) for the Company's vessels on existing charters as of the reporting date are as follows:

(Dollars in thousands)
Year	Amount
2018	52,457
2019	16,061
2020	14,979
2021	7,417
2022	-
Thereafter	-
Net charter payments:	$90,915